OPERATING LEASE	3 Months Ended
Mar. 31, 2020
OPERATING LEASE
OPERATING LEASE

22. OPERATING LEASE

The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining terms of one year to nine years.

Supplemental consolidated balance sheet information related to leases were as follows:

	December 31,	March 31,
	2019	2020
	RMB	RMB
		(Unaudited)
Right-of-use assets	45,446	34,466
Operating lease liabilities - current	32,892	32,842
Operating lease liabilities – non-current	10,075	1,865
Total lease liabilities	42,967	34,707

Weighted average remaining lease term	1.75	1.20
Weighted average discount rate	6.14%	5.52%

Total operating lease costs were RMB161.3 million for the year ended December 31, 2019, including RMB58.7 million recorded from continuing business and RMB102.6 million from discontinued operations. Total short-term lease cost were RMB75.3 million for the year ended December 31, 2019, including RMB10.6 million recorded from continuing business and RMB64.7 million from discontinued operations.

Total operating lease costs were RMB18.8 million for the three months ended March 31, 2020, including RMB11.7 million recorded from continuing business and RMB7.1 million from discontinued operations. Total short-term lease cost were RMB5.4 million for the three months ended March 31, 2020, including RMB2.6 million recorded from continuing business and RMB2.8 million from discontinued operations.

22. OPERATING LEASE (CONTINUED)

Supplemental cash flow information related to leases in both continuing and discontinued operations were as follows:

	For the year	For the three months
	ended December 31,	ended March 31,
	2019	2020
	RMB	RMB
		(Unaudited)

Cash paid for amounts included in the measurement of lease liabilities	134,071	8,503
Right-of-use assets obtained in exchange for operating lease liabilities	87,350	311

Maturities of lease liabilities are as follows:

March 31, 2020
RMB
Remaining months of 2020	33,885
2021	415
2022	334
2023	334
2024	334
Thereafter	506
Total operating lease payments	35,808
Less: imputed interest	(1,101)
Total lease liabilities	34,707

At December 31, 2019 and 2018, minimum lease payments for operating leases under the previous lease standard (“ASC 840”) were as follows:

December 31, 2019
RMB
2020	34,236
2021	8,668
2022	334
2023	334
2024	334
Thereafter	712
Total operating lease payments	44,618
Less: imputed interest	(1,651)
Total lease liabilities	42,967

22. OPERATING LEASE (CONTINUED)

December 31, 2018
RMB
2019	102,057
2020	51,969
2021	30,392
2022	26,913
2023	23,203
Thereafter	110,980
Total operating lease payments	345,514

For the year ended December 31, 2017 and 2018, the Company recognized lease expense of RMB137.2 million and RMB201.8 million, respectively.